Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018		Apr. 08, 2018	Sep. 30, 2019	Sep. 30, 2018 [1]	Dec. 31, 2018 [2]	Dec. 31, 2017	Dec. 31, 2017
Revenue:
Transaction and processing fees	$ 2,455,937	$ 2,946,757	[1]		$ 7,578,561	$ 6,116,404	$ 8,863,008
Merchant equipment sales and other	15,294	6,221	[1]		53,118	24,056	35,756
Other revenue	6,201	25,005	[1]		18,587	141,513	121,112	183,998
Total revenue	2,477,432	2,977,983	[1]		7,650,266	6,281,973	9,019,876	183,998
Operating Expenses:
Processing and servicing costs, excluding merchant portfolio amortization	1,700,048	1,960,700	[1]		5,096,694	4,057,324	5,992,619	19,398
Amortization expense	203,214	227,676			609,643	455,353	541,904
Salaries and wages	342,338	425,176	[1]		1,143,733	1,003,907	1,401,192	525,000
Outside commissions	22,591	48,199	[1]		97,902	153,026	181,510
General and administrative expenses	294,371	581,987	[1]		1,055,602	1,136,882	1,435,717	274,996
Impairment of goodwill
Total operating expenses	2,562,562	3,243,738	[1]		8,003,574	6,806,492	9,552,942	819,394
Loss income from operations	(85,130)	(265,755)	[1]		(353,308)	(524,519)	(533,066)	(635,396)
Other Income (Expense):
Interest expense	(218,500)	(279,250)	[1]		(648,015)	(464,875)	(800,467)
Interest expense, related party	(97,889)	(28,526)	[1]		(281,128)	(31,104)	(82,849)	(26,901)
Gain on settlement of payables							16,039
Other income (expense)	(340)		[1]		809		6,799
Total other expense	(316,729)	(307,776)	[1]		(928,334)	(495,979)	(860,478)	(26,901)
Net Loss	$ (401,859)	$ (573,531)	[1]		$ (1,281,642)	$ (1,020,498)	$ (1,393,544)	$ (662,297)	$ (662,297)
Net loss per share, basic and diluted	$ (0.07)	$ (0.11)	[1]		$ (0.24)	$ (0.22)	$ (0.26)	$ (0.13)
Weighted average shares outstanding, basic and diluted	5,466,501	5,411,213	[1]		5,447,501	4,597,378	5,411,446	5,199,890
Predecessor
Revenue:
Transaction and processing fees				$ 3,164,949					14,656,301
Merchant equipment sales and other				9,590					251,408
Other revenue
Total revenue				3,174,539					14,907,709
Operating Expenses:
Processing and servicing costs, excluding merchant portfolio amortization				1,748,141					9,395,994
Amortization expense				90,739					362,956
Salaries and wages				374,345					2,782,079
Outside commissions				508,296					336,290
General and administrative expenses				367,524					3,969,301
Impairment of goodwill									7,914,269
Total operating expenses				3,089,045					24,760,889
Loss income from operations				85,494					(9,853,180)
Other Income (Expense):
Interest expense				(832,564)					(3,836,495)
Interest expense, related party
Gain on settlement of payables
Other income (expense)				908					(131,846)
Total other expense				(831,656)					(3,968,341)
Net Loss				$ (746,162)					$ (13,821,521)
Net loss per share, basic and diluted
Weighted average shares outstanding, basic and diluted

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.